FEDERATED INTERNATIONAL INCOME FUND

(A Portfolio of Federated International Series, Inc.)

CLASS A SHARES
CLASS B SHARES
CLASS C SHARES

SUPPLEMENT TO PROSPECTUS DATED MARCH 31, 2000

------------------------------------------------------------------------------


     The following was approved at the Fund's September 18, 2000, Special Meeting of shareholders:

      CHANGING THE FUND'S FUNDAMENTAL INVESTMENT OBJECTIVE FROM SEEKING A HIGH LEVEL OF CURRENT INCOME IN U.S. DOLLARS CONSISTENT WITH PRUDENT INVESTMENT RISK, AND SECONDARILY, CAPITAL APPRECIATION, TO OBTAINING A TOTAL RETURN ON ITS ASSETS.

     In order to reflect this change to the Fund's investment objective, the Fund has changed its name to "Federated International Bond Fund."

                                                              September 18, 2000









[Graphic]
Federated International Income Fund
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15222-7000
1-800-341-7400
WWW.FEDERATEDINVESTORS.COM

Federated Securities Corp., Distributor

Cusip 31420G408
Cusip 31420G507
Cusip 31420G606
25804 (9/00)